Schedules of Investments (unaudited)
Pax International Sustainable Economy Fund	September 30, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.9%
AUSTRALIA: 5.6%
Aristocrat Leisure, Ltd.	174,082	$5,789,360
ASX, Ltd.	23,592	1,362,101
Australia & New Zealand Banking Group, Ltd	226,192	4,542,511
BlueScope Steel, Ltd.	51,737	749,648
Cochlear, Ltd.	6,454	1,009,809
Coles Group, Ltd.	2,035	24,719
Commonwealth Bank of Australia	181,200	13,446,910
Computershare, Ltd.	134,821	1,743,376
Fortescue Metals Group, Ltd.	46,161	491,707
Goodman Group, REIT	146,512	2,254,390
Insurance Australia Group, Ltd.	205,991	719,376
Macquarie Group, Ltd.	39,227	5,067,981
Mirvac Group, REIT	80,733	171,256
QBE Insurance Group, Ltd.	490,022	4,036,895
Ramsay Health Care, Ltd.	14,320	709,651
REA Group, Ltd. (a)	13,614	1,533,354
SEEK, Ltd. (a)	34,791	764,819
Telstra Corp., Ltd.	403,971	1,131,966
		45,549,829

AUSTRIA: 0.4%
Mondi PLC	68,534	1,679,493
Voestalpine AG	51,664	1,908,401
		3,587,894

BELGIUM: 0.7%
KBC Group NV	16,318	1,471,956
Solvay SA	15,631	1,938,985
UCB SA	16,706	1,870,692
Umicore SA	1,498	88,621
		5,370,254

DENMARK: 4.2%
Coloplast A/S, Class B	9,867	1,542,828
Demant A/S (b)	17,591	886,431
Genmab A/S (b)	2,986	1,304,648
GN Store Nord AS	9,404	650,410
Novo Nordisk A/S, Class B	191,478	18,456,468
Orsted A/S	22,242	2,931,819
Tryg A/S	27,497	623,325
Vestas Wind Systems A/S	188,955	7,578,803
		33,974,732

FINLAND: 1.4%
Kesko Oyj	24,979	861,611
Stora Enso OYJ, Class R	176,574	2,941,091
UPM-Kymmene OYJ	145,809	5,160,794
Wartsila OYJ Abp	201,760	2,402,822
		11,366,318

FRANCE: 10.4%
Air Liquide SA	50,248	8,047,723
Amundi SA	10,153	853,937

Atos SE	38,446	2,042,321
AXA SA	223,700	6,199,453
BNP Paribas SA	144,765	9,262,161
Bouygues SA	101,064	4,180,750
Carrefour SA	92,398	1,655,904
CNP Assurances	132,466	2,090,727
Danone SA	67,224	4,583,192
Eiffage SA	49,303	4,982,899
Eurazeo SA	8,256	773,608
L'Oreal SA	22,774	9,423,972
Michelin	40,146	6,156,006
Orange SA	213,989	2,314,262
Schneider Electric SE	61,338	10,216,082
SEB SA	4,197	590,456
Societe Generale SA	150,229	4,704,397
Teleperformance	3,972	1,562,326
Unibail-Rodamco-Westfield, REIT (b)	53,181	3,914,155
Valeo SA	23,666	660,467
		84,214,798

GERMANY: 8.1%
Allianz SE	46,423	10,400,867
BASF SE	92,399	7,004,788
Beiersdorf AG	4,809	518,891
Commerzbank AG (b)	117,888	780,856
Delivery Hero SE (b)	16,494	2,103,895
Deutsche Boerse AG	37,088	6,018,143
Deutsche Post AG	86,370	5,416,243
Deutsche Wohnen SE	15,038	919,492
HeidelbergCement AG	358	26,708
Henkel AG & Co. KGaA	7,911	680,545
Merck KGaA	29,995	6,492,109
Muenchener Rueckversicherungs AG	26,026	7,101,695
Puma SE	20,551	2,284,553
SAP SE	119,582	16,170,969
		65,919,754

HONG KONG: 1.8%
BOC Hong Kong Holdings, Ltd.	725,057	2,184,900
Hang Seng Bank, Ltd.	3,900	66,802
Hong Kong Exchanges and Clearing, Ltd.	148,299	9,113,048
MTR Corp., Ltd.	353,475	1,902,373
Swire Pacific, Ltd., Class A	221,500	1,310,624
Swire Properties, Ltd.	161,200	404,209
		14,981,956

IRELAND: 0.8%
CRH PLC	105,830	4,994,630
Kerry Group PLC, Class A	581	78,068
Kingspan Group PLC	16,080	1,603,969
		6,676,667

ISRAEL: 0.2%
Bank Hapoalim BM	9,453	83,032

Bank Leumi Le-Israel BM	140,694	1,192,105
		1,275,137

ITALY: 2.0%
Assicurazioni Generali SpA	151,230	3,202,928
CNH Industrial NV	322,526	5,421,358
Enel SpA	630,505	4,839,263
Intesa Sanpaolo SpA	890,487	2,520,954
		15,984,503

JAPAN: 25.0%
Aeon Co., Ltd.	65,500	1,721,992
Ajinomoto Co., Inc.	43,600	1,288,372
Astellas Pharma, Inc.	223,900	3,685,181
Azbil Corp.	12,300	529,583
Bridgestone Corp.	55,900	2,644,696
Capcom Co., Ltd.	15,200	422,349
Central Japan Railway Co.	8,500	1,356,803
Chugai Pharmaceutical Co., Ltd.	117,300	4,292,462
CyberAgent, Inc.	44,000	848,869
Daifuku Co, Ltd.	10,100	947,237
Dai-ichi Life Holdings, Inc.	281,600	6,158,890
Daiwa House Industry Co., Ltd.	48,500	1,616,748
Denso Corp.	49,500	3,232,219
East Japan Railway Co.	42,400	2,996,540
Eisai Co., Ltd.	51,400	3,850,243
Fujitsu, Ltd.	23,300	4,210,556
Hankyu Hanshin Holdings, Inc.	21,700	682,975
Hirose Electric Co., Ltd.	4,600	764,457
Hitachi Construction Machinery Co., Ltd.	40,500	1,137,830
Hitachi Metals, Ltd. (b)	43,300	836,182
Hoya Corp.	51,700	8,066,168
Hulic Co., Ltd.	61,300	682,667
JFE Holdings, Inc.	172,600	2,588,356
Kajima Corp.	248,400	3,183,141
Kansai Paint Co., Ltd.	27,900	692,106
Kao Corp.	56,700	3,374,419
KDDI Corp.	263,300	8,668,655
Keio Corp.	20,600	1,101,826
Kikkoman Corp.	20,200	1,643,727
Kobayashi Pharmaceutical Co., Ltd.	100	7,928
Komatsu, Ltd.	111,200	2,663,064
Kubota Corp.	135,900	2,892,310
Lawson, Inc.	14,800	727,010
Mercari, Inc. (a)(b)	15,000	828,869
Mitsubishi Chemical Holdings Corp.	156,200	1,422,004
Mitsui Fudosan Co., Ltd.	149,800	3,558,481
Miura Co., Ltd.	8,800	351,777
Mizuho Financial Group, Inc.	193,850	2,742,427
MS&AD Insurance Group Holdings, Inc.	38,200	1,277,664
Murata Manufacturing Co., Ltd.	58,200	5,147,932
Nabtesco Corp.	16,200	612,519
NEC Corp.	48,500	2,628,264
Nintendo Co., Ltd.	14,500	6,929,298
Nippon Building Fund, Inc., REIT	123	799,103

Nippon Express Co., Ltd.	9,600	661,154
Nippon Paint Holdings Co., Ltd.	80,000	871,213
Nissin Foods Holdings Co., Ltd.	100	8,024
Nitori Holdings Co, Ltd.	3,900	768,581
Nitto Denko Corp.	16,000	1,138,984
Nomura Real Estate Holdings, Inc.	29,800	774,755
Nomura Real Estate Master Fund, Inc., REIT	30	43,178
Nomura Research Institute, Ltd.	27,900	1,025,512
NSK, Ltd.	39,100	264,953
NTT Data Corp.	236,200	4,566,743
Obayashi Corp.	541,100	4,460,159
Odakyu Electric Railway Co., Ltd.	46,600	1,078,560
Omron Corp.	18,500	1,830,622
Oriental Land Co., Ltd.	27,900	4,513,543
Otsuka Corp.	29,700	1,527,257
Recruit Holdings Co, Ltd.	143,300	8,759,330
Rohm Co., Ltd.	8,900	839,293
SCSK Corp.	42,000	888,333
Secom Co., Ltd.	26,200	1,894,994
Sekisui Chemical Co., Ltd.	38,000	652,923
Sekisui House, Ltd.	61,500	1,287,869
Seven & i Holdings Co., Ltd.	118,900	5,412,857
Shimizu Corp.	56,800	425,167
Shin-Etsu Chemical Co., Ltd.	27,700	4,674,895
Shionogi & Co., Ltd.	13,500	923,796
Shiseido Co., Ltd.	34,400	2,312,004
SoftBank Corp.	225,200	3,054,790
Sohgo Security Services Co., Ltd.	15,300	687,841
Sompo Holdings, Inc.	30,200	1,310,227
Stanley Electric Co., Ltd.	13,000	328,357
Sumitomo Chemical Co., Ltd.	138,300	717,812
Suntory Beverage & Food, Ltd.	36,100	1,496,537
Sysmex Corp.	14,500	1,801,023
T&D Holdings, Inc.	57,100	783,291
Taisei Corp.	21,600	692,102
Takeda Pharmaceutical Co., Ltd.	267,200	8,812,996
TDK Corp.	49,800	1,795,924
Tobu Railway Co., Ltd.	26,300	708,148
Tokyo Century Corp.	11,200	630,555
Tokyo Electron, Ltd.	16,200	7,156,812
Tokyu Corp.	5,400	80,155
TOTO, Ltd.	32,700	1,557,063
USS Co., Ltd.	38,200	650,253
West Japan Railway Co.	32,400	1,628,653
Yakult Honsha Co., Ltd.	13,800	698,570
Yamada Holdings Co., Ltd.	190,800	801,279
Yamaha Corp.	23,500	1,478,199
Yamaha Motor Co., Ltd.	30,000	835,195
Yaskawa Electric Corp.	23,700	1,138,039
Yokogawa Electric Corp.	23,000	401,156
Z Holdings Corp.	865,300	5,537,969
ZOZO, Inc.	25,000	936,625
		203,138,169

NETHERLANDS: 6.8%
Aegon NV	267,647	1,381,553
Akzo Nobel NV	19,292	2,107,933
ASML Holding NV	45,010	33,625,088
Koninklijke Ahold Delhaize NV	142,980	4,760,967
Koninklijke DSM NV	4,323	864,496
NN Group NV	43,983	2,303,928
Prosus NV (b)	108,681	8,698,934
Wolters Kluwer NV	16,832	1,784,133
		55,527,032

NEW ZEALAND: 1.5%
Auckland International Airport, Ltd. (b)	254,961	1,370,507
Fisher & Paykel Healthcare Corp., Ltd.	48,472	1,066,174
Mercury NZ, Ltd.	166,676	745,443
Meridian Energy, Ltd.	1,261,388	4,265,730
Ryman Healthcare, Ltd.	111,789	1,163,232
Spark New Zealand, Ltd.	235,703	775,433
Xero, Ltd. (b)	19,339	1,897,707
		11,284,226

NORWAY: 0.7%
Norsk Hydro ASA	463,917	3,462,673
Orkla ASA	74,208	681,095
Telenor ASA	87,437	1,471,739
		5,615,507

PORTUGAL: 0.2%
Jeronimo Martins SGPS SA	83,063	1,655,878

SINGAPORE: 1.4%
CapitaLand Integrated Commercial Trust, REIT	1,275,311	1,899,012
Capitaland Investment, Ltd. (b)	347,026	868,971
City Developments, Ltd.	126,100	638,201
DBS Group Holdings, Ltd.	192,696	4,269,875
Keppel Corp., Ltd.	19,200	73,320
Singapore Exchange, Ltd.	99,900	731,354
Singapore Telecommunications, Ltd.	1,131,364	2,036,756
UOL Group, Ltd.	127,200	639,633
		11,157,122

SPAIN: 2.1%
Banco Bilbao Vizcaya Argentaria SA (a)(b)	867,723	5,727,496
CaixaBank SA	312,814	970,043
Iberdrola SA	768,333	7,729,759
Red Electrica Corp. SA	130,969	2,627,535
		17,054,833

SWEDEN: 3.7%
Assa Abloy AB, Class B	217,582	6,311,314
Atlas Copco AB, Class A	75,775	4,575,722
Atlas Copco AB, Class B	107,165	5,446,833
Electrolux AB, Class B (a)	24,985	577,246
Evolution AB	6,335	959,368

Husqvarna AB, Class B	52,734	629,963
Nibe Industrier AB	149,112	1,873,854
Sandvik AB	152,577	3,485,820
SKF AB, Class B	63,550	1,498,586
Svenska Cellulosa AB SCA, Class B	37,980	588,617
Tele2 AB, Class B (a)	38,449	569,304
Telefonaktiebolaget LM Ericsson, Class B (a)	121,570	1,372,151
Telia Company AB	589,565	2,425,311
		30,314,089

SWITZERLAND: 8.9%
ABB, Ltd.	199,598	6,676,915
Chocoladefabriken Lindt & Spruengli AG-PC	85	950,373
Clariant AG (b)	36,712	689,095
Coca-Cola HBC AG (b)	23,462	756,044
Geberit AG	477	350,214
Givaudan SA	952	4,340,253
Lonza Group AG	11,946	8,960,806
Roche Holding AG	72,938	26,620,164
SGS SA	1,183	3,443,520
Sika AG	14,353	4,538,031
Straumann Holding AG	3,040	5,452,121
Swiss Re AG	49,105	4,191,119
Swisscom AG	138	79,416
Zurich Insurance Group AG	12,334	5,043,622
		72,091,693

UNITED KINGDOM: 12.0%
Ashtead Group PLC	45,106	3,409,714
Associated British Foods PLC	70,734	1,760,760
AstraZeneca PLC	137,116	16,524,908
BT Group PLC (b)	490,539	1,051,623
Coca-Cola European Partners PLC	14,700	812,763
Croda International PLC	8,431	966,000
DCC PLC	8,268	689,269
GlaxoSmithKline PLC	503,437	9,501,451
Informa PLC (b)	148,471	1,091,850
J Sainsbury PLC	449,940	1,724,522
JD Sports Fashion PLC	78,850	1,108,118
Johnson Matthey PLC	18,417	660,746
Legal & General Group PLC	1,570,308	5,899,781
Lloyds Banking Group, PLC	2,824,058	1,757,752
Reckitt Benckiser Group PLC	64,447	5,062,968
RELX PLC	317,320	9,134,449
Rentokil Initial, PLC	117,015	918,895
Schroders PLC	15,387	741,035
Segro PLC, REIT	58,523	940,104
Spirax-Sarco Engineering, PLC	7,452	1,499,385
St James's Place, PLC	202,374	4,082,349
Standard Chartered PLC	232,861	1,361,254
Tesco PLC	1,689,214	5,752,844
Unilever PLC	231,997	12,559,929
Vodafone Group PLC	4,961,999	7,550,633
Wm Morrison Supermarkets PLC	152,690	605,888
		97,168,990

TOTAL COMMON STOCKS
(Cost $649,504,075)		793,909,381

PREFERRED STOCKS: 0.1%
GERMANY: 0.1%
Henkel AG & Co. KGaA	6,400	592,054
(Cost $614,911)

MONEY MARKET: 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.030% (c)(d)	10,713,455	10,713,455
(Cost $10,713,455)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.032% (c)(d)	6,940,986	6,940,986
(Cost $6,940,986)

TOTAL INVESTMENTS: 100.2%		812,155,876
(Cost $667,773,427)

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.9%		(6,940,986)

Other assets and liabilities - (net): 0.7%		6,053,301

Net Assets: 100.0%		$811,268,191

(a)	Security or partial position of this security was on loan as of September 30, 2021. The total market value of securities on loan as of September 30, 2021 was $8,034,899.
(b)	Non-income producing security.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2021
(d)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

SECTOR	VALUE	PERCENT OF NET ASSETS
Communication Services	$48,258,394	5.9%
Consumer Discretionary	48,516,972	6.0%
Consumer Staples	74,194,430	9.2%
Financials	149,184,885	18.4%
Health Care	133,643,772	16.5%
Industrials	139,772,415	17.2%
Information Technology	90,164,056	11.1%
Materials	66,191,985	8.2%
Real Estate	21,434,977	2.6%
Utilities	23,139,549	2.9%
Money Market	10,713,455	1.3%
Other assets and liabilities (net)	6,053,301	0.7%
Total	$811,268,191	100.0%

September 30, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,363,364,377	$-	$-	$1,363,364,377
Cash Equivalents	46,839,691	-	-	46,839,691
Total	$1,410,204,068	$-	$-	$1,410,204,068
Small Cap
Common Stocks	$624,823,772	$-	$-	$624,823,772
Cash Equivalents	45,551,003	-	-	45,551,003
Total	$670,374,775	$-	$-	$670,374,775
U.S. Sustainable Economy
Common Stocks	$293,183,026	$-	$-	$293,183,026
Cash Equivalents	1,470,112	-	-	1,470,112
Total	$294,653,138	$-	$-	$294,653,138
Global Sustainable Infrastructure
Common Stocks	$54,292,358	$42,768,858	$-	$97,061,216
Exchange-Traded Funds	$-	577,056	-	577,056
Cash Equivalents	3,720,753	-	-	3,720,753
Total	$58,013,111	$43,345,914	$-	$101,359,025
Global Opportunities
Common Stocks	$74,411,932	$49,418,534	$-	$123,830,466
Cash Equivalents	1,836,505	-	-	1,836,505
Total	$76,248,437	$49,418,534	$-	$125,666,971
Global Environmental Markets
Common Stocks	$1,434,906,698	$875,157,002	$-	$2,310,063,700
Rights	692,438	-	-	692,438
Cash Equivalents	46,355,769	-	-	46,355,769
Total	$1,481,954,905	$875,157,002	$-	$2,357,111,907
Global Women’s Leadership
Common Stocks	$689,844,488	$227,423,958	$-	$917,268,446
Preferred Stocks	91,160	500,934	-	592,094
Rights	31,134	-	-	31,134
Cash Equivalents	8,717,546	-	-	8,717,546
Total	$698,684,328	$227,924,892	$-	$926,609,220
EAFE ESG Leaders
Common Stocks	$12,954,953	$780,954,428	$-	$793,909,381
Preferred Stocks	-	592,054	-	592,054
Cash Equivalents	17,654,441	-	-	17,654,441
Total	$30,609,394	$781,546,482	$-	$812,155,876
Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	297,519,195	-	297,519,195
U.S. Gov't Agency Bonds	-	8,984,970	-	8,984,970
Government Bonds	-	1,458,493	-	1,458,493
Supranational Bonds	-	95,748,019	-	95,748,019
Municipal Bonds	-	11,242,526	-	11,242,526
U.S. Treasury Notes	-	110,885,077	-	110,885,077
Asset-Backed Securities	-	54,027,001	-	54,027,001
Mortgage-Backed Securities	-	184,644,762	-	184,644,762
Medium Term Certificates of Deposit	-	256,019	-	256,019
Cash Equivalents	10,915,379	251,020	-	11,166,399
Total	$10,915,379	$765,017,082	$293,185	$776,225,646
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	-	0	0
Preferred Stocks	-	3,682,200	0	3,682,200
Corporate Bonds	-	643,966,705	-	643,966,705
Loans	-	14,940,231	-	14,940,231
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	501,970	-	501,970
Cash Equivalents	27,039,106	-	-	27,039,106
Total	$27,039,106	$663,591,106	$500,813	$691,131,025
Sustainable Allocation
Affiliated Investment Companies	$2,315,729,781	$-	$-	$2,315,729,781
Cash Equivalents	136,514,172	-	-	136,514,172
Total	$2,452,243,953	$-	$-	$2,452,243,953

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 09/30/21	Value at 12/31/20	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/21
Sustainable Allocation
Large Cap	74,122,950	157,946	2,362,357	71,918,539	$1,066,673,676	$2,246,000	$6,609,687	$164,274,617	$1,031,311,852
Small Cap	3,935,579	239,913	376,884	3,798,608	82,465,971	169,256	1,162,489	13,577,101	74,338,755
Global Sustainable Infrastructure	8,320,411	72,607	3,465,629	4,927,389	76,226,703	1,125,406	16,589,660	(9,051,792)	74,896,308
Global Opportunities	2,572,091	1,199,339	-	3,771,430	60,154,307	45,939	-	5,644,351	61,474,308
Global Environmental Markets	2,180,751	462,285	-	2,643,036	62,560,652	143,382	-	6,542,822	62,983,537
Global Women's Leadership	1,533,441	333,058	-	1,866,499	63,516,971	500,776	-	5,518,308	62,789,036
International Sustainable Economy	15,860,899	267,328	669,045	15,459,182	171,765,625	2,871,108	1,009,583	8,357,632	165,567,841
Core Bond	66,559,119	2,655,404	-	69,214,523	710,929,777	9,726,351	-	(19,757,492)	710,833,155
High Yield	-	10,337,426	-	10,337,426	71,029,076	1,164,116	-	370,873	71,534,989
Total					$2,365,322,758	$17,992,334	$25,371,419	$175,476,419	$2,315,729,781

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.